February 17, 2022

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Dodge & Cox Funds:
File Nos. 2-11522 and 811-173

Dodge & Cox Funds

Ladies and Gentlemen:

Attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 107 (“PEA 107”) to the Registration Statement on Form N-1A of Dodge & Cox Funds (the “Registrant”). PEA 107 is being filed for the purpose of: (i) redesignating the existing shares of the Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund (the “Funds”) as Class I shares; (ii) registering Class X shares of the Funds; (iii) making certain changes to the principal investment strategies of the Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund; and (iv) making other non-material changes to the Registration Statement.

Pursuant to Rule 485(a) under the 1933 Act, the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2022. No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact me at (415)248-9154.

Sincerely,

/s/ Erin Kennedy

Erin Kennedy

Senior Counsel, Dodge & Cox